Related Party Balances and Transactions - Schedule of Related Parties’ Transactions (Details) - USD ($)	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024
Antalpha [Member]
a. Digital assets
Digital assets	$ 4,033,054
a. Digital assets payables
Digital assets payables	32,773,152		2,934,976
c. Payables to customer
Payables to customer			3,584
Folius Venture LLC [Member]
a. Digital assets payables
Digital assets payables	559,341		377,370
c. Payables to customer
Payables to customer	170,315		962,689
Ming Ni [Member]
a. Digital assets payables
Digital assets payables	159,139		1,283,860
c. Payables to customer
Payables to customer	275,485		28,806
Mrs. Wang [Member]
a. Digital assets payables
Digital assets payables	7,244,374		4,330,653
c. Payables to customer
Payables to customer	421,611		3,032,712
Related Party [Member]
a. Digital assets payables
Digital assets payables	40,736,006		8,926,859
c. Payables to customer
Payables to customer	15,387,875		41,634,975
Antpool Technologies Limited [Member]
c. Payables to customer
Payables to customer
LSQ Investment Fund SPC - Next Generation Fund I SP [Member]
c. Payables to customer
Payables to customer	14,520.464		$ 37,607,220
Derivative products entered with Antalpha [Member]
c. Payables to customer
Derivative products	36,732,401	$ 123,304,654
Derivative products expired to Antalpha [Member]
c. Payables to customer
Derivative products	(6,843,902)	(130,662,073)
Consultation service fees to Antalpha [Member]
c. Payables to customer
Derivative products		$ (360,000)